Policyholder liabilities and unallocated surplus (Tables)	12 Months Ended
Dec. 31, 2020
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

			Discontinued
			UK and
			Europe
	Asia	US	operations	Total
	$m	$m	$m	$m
	note C3.2	note C3.3
Balance at 1 Jan 2019note (a)	105,408	236,380	210,002	551,790
Comprising:note (b)
Policyholder liabilities on the consolidated statement of financial position
(excludes $50 million classified as unallocated to a segment)	91,836	236,380	193,020	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	16,982	20,180
Group’s share of policyholder liabilities of joint ventures and associatesnote (c)	10,374	—	—	10,374
Removal of discontinued UK and Europe operations	—	—	(210,002)	(210,002)
Net flows:note (d)
Premiums	20,094	20,976	—	41,070
Surrenders	(4,156)	(17,342)	—	(21,498)
Maturities/deaths/other claim events	(2,800)	(3,387)	—	(6,187)
Net flows	13,138	247	—	13,385
Shareholders' transfers post-tax	(99)	—	—	(99)
Investment-related items and other movements	12,824	32,922	—	45,746
Foreign exchange translation differences	1,299	—	—	1,299
Balance at 31 Dec 2019/1 Jan 2020	132,570	269,549	—	402,119
Comprising:
Policyholder liabilities on the consolidated statement of financial position
(excludes $186 million classified as unallocated to a segment)	115,943	269,549	—	385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	—	4,750
Group's share of policyholder liabilities of joint ventures and associatesnote (c)	11,877	—	—	11,877
Net flows:note (d)
Premiums	20,760	18,671	—	39,431
Surrenders	(4,730)	(15,832)	—	(20,562)
Maturities/deaths/other claim events	(2,565)	(3,708)	—	(6,273)
Net flows	13,465	(869)	—	12,596
Shareholders' transfers post-tax	(116)	—	—	(116)
Investment-related items and other movements	17,269	27,833	—	45,102
Foreign exchange translation differences	2,105	–	—	2,105
Balance at 31 Dec 2020	165,293	296,513	—	461,806
Comprising:
Policyholder liabilities on the consolidated statement of financial position
(excludes $262 million classified as unallocated to a segment)	144,471	296,513	—	440,984
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	—	—	5,217
Group's share of policyholder liabilities of joint ventures and associatesnote(c)	15,605	—	—	15,605
Average policyholder liability balancesnote (e)
2020	143,948	283,031	—	426,979
2019	115,015	252,965	—	367,980

Notes

(a)

The 1 January 2019 policyholder liabilities of the Asia insurance operations were after deducting the intra-group reinsurance liabilities ceded by the discontinued UK and Europe operations (M&G plc) to the Hong Kong with-profits business, which were recaptured in October 2019 upon demerger.

(b)

The items above represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the year but exclude liabilities that have not been allocated to a reporting segment. The items above are shown gross of external reinsurance.

(c)

Including net flows of the Group’s insurance joint ventures and associates. The Group’s investment in joint ventures and associates are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses of the China JV, India and the Takaful business in Malaysia.

(d)

The analysis includes the impact of movements in premiums, claims and investment-related items on policyholders’ liabilities. The amount does not represent actual premiums, claims and investment movements in the year recognised in the income statement. For example, premiums shown above exclude any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the release of technical provision for policyholder liabilities rather than the actual claims amount paid to the policyholder.

(e)

Average policyholder liabilities have been based on opening and closing balances, adjusted for acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

Schedule of movement in insurance contract liabilities and unallocated surplus of with-profit funds

	Gross	Reinsurer's		Unallocated
	insurance	share of	Investment	surplus of
	contract	insurance contract	contract	with-profits
	liabilities	liabilities	liabilities	funds
	$m	$m	$m	$m
	note (e)	note (a),(e)	note (b)
Balance at 1 Jan 2019	(410,947)	14,193	(110,339)	(20,180)
Removal of discontinued UK and Europe operations	87,824	(2,169)	105,196	16,982
Income and expense included in the income statement for continuing operationsnote (c)	(55,579)	1,795	(311)	(1,415)
Other movementsnote (d)	—	—	(63)	(112)
Foreign exchange translation differences	(1,441)	37	(18)	(25)
Balance at 31 Dec 2019/1 Jan 2020	(380,143)	13,856	(5,535)	(4,750)
Income and expense included in the income statementnote (c)	(55,034)	32,723	349	(438)
Other movementsnote (d)	—	—	765	—
Foreign exchange translation differences	(1,610)	16	(38)	(29)
Balance at 31 Dec 2020	(436,787)	46,595	(4,459)	(5,217)

Notes

(a)

Includes reinsurers’ share of claims outstanding of $1,527 million (31 December 2019: $1,094 million). The increase in reinsurers' share of insurance contract liabilities in 2020 includes $27.3 billion in respect of the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(b)

This comprises investment contracts with discretionary participation features of $479 million at 31 December 2020 (31 December 2019: $633 million) and investment contracts without discretionary participation features of $3,980 million at 31 December 2020 (31 December 2019: $4,902 million).

(c)

The total charge for benefits and claims in 2020 shown in the income statement comprises the amounts shown as ‘Income and expense included in the income statement’ in the table above of $(22,400) million (2019: $(55,510) million) together with claims paid of $(27,491) million (2019: $(29,585) million), net of amounts attributable to reinsurers of $1,686 million (2019: $1,190 million).

(d)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the balance sheet in accordance with IAS 39. In 2019, the changes in the unallocated surplus of with-profits funds also resulted from the recapture of the intra-group reinsurance agreement between the discontinued UK and Europe operations and Asia insurance operations prior to the demerger, which was eliminated in the income statement.

(e)

The movement in the gross contract liabilities and the reinsurer’s share of insurance contract liabilities during 2020 includes the impact of a change to the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Hong Kong. The effect of the change to the VIR was such that the implicit duration of liabilities is reduced and closer to best estimate expectations. The change reduced policyholder liabilities (net of reinsurance) of the Hong Kong’s shareholder-backed business at 31 December 2020 by $907 million. The resulting benefit is included within short-term fluctuations in investment returns.

(iv)Reinsurers’ share of insurance contract liabilities

The measurement of reinsurance assets is consistent with the measurement of the underlying direct insurance contracts. The treatment of any gains or losses arising on the purchase of reinsurance contracts is dependent on the underlying accounting basis of the entity concerned.

	31 Dec 2020 $m				31 Dec 2019 $m
	Asia	US	Unallocated to
	note (b)	note (c)	a segment	Total	Total
Insurance contract liabilitiesnote (a)	11,186	33,881	1	45,068	12,762
Claims outstanding	173	1,351	3	1,527	1,094
Total	11,359	35,232	4	46,595	13,856

Notes

(a)

The increase in the reinsurers' share of insurance contract liabilities in 2020 compared to 2019 primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(b)	The reinsurers’ share of insurance contract liabilities for Asia primarily relates to protection business written in Hong Kong.
(c)

The reinsurers’ share of insurance contract liabilities for Jackson as shown in the table above primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd and certain fully collateralised former REALIC business retained by Swiss Re through 100 per cent reinsurance agreements. Apart from these reinsurance transactions, the principal reinsurance ceded by Jackson outside the Group is on term-life insurance, direct and assumed accident and health business and GMIB variable annuity guarantees.

Schedule of products and determination of contract liabilities

Classification of insurance and investment contracts
IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk, which is made at the point of contract inception and not revisited.

For the majority of the Group's contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved.

Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

	Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features
	Asia	–With-profits contracts –Unit-linked policies –Health and protection policies –Non-participating term contracts –Whole life contracts	–Minor amounts for a number of small categories of business
	US	–Variable annuity contracts –Fixed annuity contracts –Fixed index annuity contracts –Group pay-out annuity contracts –Life insurance contracts	–Guaranteed investment contracts (GICs) –Minor amounts of ‘annuity certain’ contracts

C3.4(a)Asia

Contract type	Description and material features	Determination of liabilities
With-profits and participating contracts

Provides savings and/or protection where the basic sum assured can be enhanced by a profit share (or bonus) from the underlying fund as determined at the discretion of the local business unit.

Participating products often offer a guaranteed maturity or surrender value. Declared regular bonuses are guaranteed once vested. Future bonus rates and cash dividends are not guaranteed. Market value adjustments and surrender penalties are used for certain products where the law permits such adjustments. Guarantees are predominantly supported by the segregated funds and their estates.

As explained in note A3.1, with -profits contracts are predominantly sold in Hong Kong, Malaysia and Singapore. The total value of the with-profits funds is driven by the underlying asset valuation with movements reflected principally in the accounting value of policyholder liabilities and unallocated surplus.

Unit-linked	Combines savings with protection, the cash value of the policy primarily depends on the value of the underlying unitised funds.

The attaching liabilities largely reflect the unit value obligation driven by the value of the investments of the unit fund. Additional contract liabilities are held for guaranteed benefits beyond the unit fund value, generally using a gross premium valuation method, as discussed below for health and protection business. These additional provisions are recognised as a component of other business liabilities.

Health and protection

Health and protection features are offered as supplements to the products listed above or sold as standalone products. Protection covers mortality and/or morbidity benefits including health, disability, critical illness and accident coverage.

The approach to determine the contract liabilities is generally driven by the local solvency basis. The discount rates used to determine the contract liabilities are derived in line with the measurement basis applied in each local business unit and are generally based on the risk-free rates applicable to the underlying contacts, including appropriate margins.

A gross premium valuation (GPV) method is typically used in those local businesses where a risk-based capital framework is adopted for local solvency. Under the GPV method, all cash flows are valued explicitly using best estimate assumptions with a suitable margin for prudence.

This is achieved either through adding an explicit allowance above best estimate to the assumptions, or by applying an overlay constraint such that on day one no negative reserves (ie where future premium inflows are expected to exceed future claims and outflows) are derived at an individual policyholder level, or at a product/fund level, or a combination of both. The margin for prudence is released to profit over the life of the contract.

The Hong Kong business unit applies a net premium valuation method (NPV) to determine the future policyholder benefit provisions, subject to minimum floors at the policyholder's asset share or guaranteed cash surrender value as appropriate.

For India and Taiwan, US GAAP is applied for measuring insurance liabilities. For these businesses, the future policyholder benefit provisions for non-linked business are determined using the net level premium method, with an allowance for surrenders, maintenance and claims expenses.

In Vietnam, an estimation basis to determine the contract liabilities is aligned substantially to that used by the local business units applying the GPV method.

Non-participating term contracts, whole life and endowment assurance

Non-participating savings and/or protection where the benefits are guaranteed, determined by a set of defined market-related parameters, or determined at the discretion of the local business unit. These products often offer a guaranteed maturity and/or surrender value. It is common in Asia for regulations or market-driven demand and competition to provide some form of capital value protection and minimum crediting interest rate guarantees. This is reflected within the guaranteed maturity and surrender values. Guarantees are supported by shareholders.

The approach to determining the contract liabilities is generally driven by the local solvency basis, as discussed for health and protection business above.

C3.4(b)   US

Shareholder-backed
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

			Discontinued
			UK and Europe
	Asia	US	operations	Total
	$m	$m	$m	$m
Balance at 1 Jan 2019	51,705	236,380	51,911	339,996
Removal of discontinued UK and Europe operations	—	—	(51,911)	(51,911)
Net flows:
Premiums	10,372	20,976	—	31,348
Surrenders	(3,610)	(17,342)	—	(20,952)
Maturities/deaths/other claim events	(1,168)	(3,387)	—	(4,555)
Net flowsnote	5,594	247	—	5,841
Investment-related items and other movements	4,186	32,922	—	37,108
Foreign exchange translation differences	777	—	—	777
Balance at 31 Dec 2019/1 Jan 2020	62,262	269,549	—	331,811

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $186 million classified as unallocated to a segment)	50,385	269,549	—	319,934
- Group's share of policyholder liabilities relating to joint ventures and associates	11,877	—	—	11,877

Net flows:
Premiums	11,028	18,671	—	29,699
Surrenders	(3,933)	(15,832)	—	(19,765)
Maturities/deaths/other claim events	(970)	(3,708)	—	(4,678)
Net flowsnote	6,125	(869)	—	5,256
Investment-related items and other movements	9,143	27,833	—	36,976
Foreign exchange translation differences	1,353	—	—	1,353
Balance at 31 Dec 2020	78,883	296,513	—	375,396

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $262 million classified as unallocated to a segment)	63,278	296,513	—	359,791
- Group's share of policyholder liabilities relating to joint ventures and associates	15,605	—	—	15,605

Note

Including net flows of the Group’s insurance joint ventures and associates.

Asia insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

		Shareholder-backed business
	With-profits	Unit-linked	Other
	business	liabilities	business	Total
	$m	$m	$m	$m
Balance at 1 Jan 2019	53,703	25,704	26,001	105,408
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	50,505	20,846	20,485	91,836
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	—	3,198
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	4,858	5,516	10,374

Premiums
New business	1,611	1,837	2,419	5,867
In-force	8,111	2,361	3,755	14,227
	9,722	4,198	6,174	20,094
Surrendersnote (b)	(546)	(2,929)	(681)	(4,156)
Maturities/deaths/other claim events	(1,632)	(149)	(1,019)	(2,800)
Net flows	7,544	1,120	4,474	13,138
Shareholders’ transfers post-tax	(99)	—	—	(99)
Investment-related items and other movements	8,638	1,663	2,523	12,824
Foreign exchange translation differencesnote (d)	522	363	414	1,299
Balance at 31 Dec 2019/1 Jan 2020	70,308	28,850	33,412	132,570
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	65,558	23,571	26,814	115,943
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	—	4,750
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	5,279	6,598	11,877

Premiums
New business	1,338	1,851	2,063	5,252
In-force	8,393	2,358	4,757	15,508
	9,731	4,209	6,820	20,760
Surrendersnote (b)	(797)	(2,982)	(951)	(4,730)
Maturities/deaths/other claim events	(1,595)	(196)	(774)	(2,565)
Net flows	7,339	1,031	5,095	13,465
Shareholders' transfers post-tax	(116)	–	–	(116)
Investment-related items and other movementsnote (c)	8,127	2,107	7,035	17,269
Foreign exchange translation differencesnote (d)	752	518	835	2,105
Balance at 31 Dec 2020	86,410	32,506	46,377	165,293
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	81,193	25,433	37,845	144,471
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	–	–	5,217
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	–	7,073	8,532	15,605
Average policyholder liability balancesnote (e)
2020	73,375	30,678	39,895	143,948
2019	58,032	27,277	29,706	115,015

Notes

(a)

The Group’s investment in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of the China JV, India and the Takaful business in Malaysia.

(b)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) is 6.3 per cent in 2020 (2019: 7.0 per cent).
(c)	Investment-related items and other movements in 2020 primarily represents equity market gains as well as fixed income asset gains and lower discount rates due to falling interest rates.
(d)

Movements in the year have been translated at the average exchange rates for the year ended 31 December 2020 and 2019. The closing balance has been translated at the closing spot rates as at 31 December 2020 and 2019. Differences upon retranslation are included in foreign exchange translation differences.

(e)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2020 $m	31 Dec 2019 $m
Policyholder liabilities	144,471	115,943

Expected maturity:	31 Dec 2020%	31 Dec 2019%
0 to 5 years	20	18
5 to 10 years	19	18
10 to 15 years	15	15
15 to 20 years	12	13
20 to 25 years	10	11
Over 25 years	24	25

Summary of policyholder liabilities (net of reinsurance) and unallocated surplus, by geographical area

	31 Dec 2020 $m	31 Dec 2019 $m
Hong Kong	73,338	58,800
Indonesia	4,617	4,933
Malaysia	8,756	7,725
Singapore	32,264	27,427
Taiwan	8,178	6,801
Other Asia insurance operations	11,176	9,549
Total Asia	138,329	115,235

US insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Variable
	annuity	General
	separate	account
	account	and other
	liabilities	business	Total
	$m	$m	$m
Balance at 1 Jan 2019	163,301	73,079	236,380
Premiums	12,776	8,200	20,976
Surrenders	(12,767)	(4,575)	(17,342)
Maturities/deaths/other claim events	(1,564)	(1,823)	(3,387)
Net flowsnote (a)	(1,555)	1,802	247
Transfers from general to separate account	951	(951)	—
Investment-related items and other movementsnote (b)	32,373	549	32,922
Balance at 31 Dec 2019/1 Jan 2020	195,070	74,479	269,549
Premiums	14,990	3,681	18,671
Surrenders	(11,300)	(4,532)	(15,832)
Maturities/deaths/other claim events	(1,854)	(1,854)	(3,708)
Net flowsnote (a)	1,836	(2,705)	(869)
Transfers from separate to general account	(2,190)	2,190	—
Investment-related items and other movementsnote (b)	24,346	3,487	27,833
Balance at 31 Dec 2020	219,062	77,451	296,513
Average policyholder liability balancesnote (c)
2020	207,066	75,965	283,031
2019	179,186	73,779	252,965

Notes

(a)

Net outflows in 2020 were $(869) million (2019 inflows: $247 million) with surrenders and withdrawals from general account and other business exceeding new inflows on this business given lower volumes of institutional and fixed and fixed-index annuities sales in the year, partially offset by net inflows into the variable annuity separate accounts. This is discussed further in Explanation of Performance and Other Financial Measures.

(b)

Positive investment-related items and other movements in variable annuity separate account liabilities of $24,346 million for 2020 largely represent positive separate account return following the increase in the US equity market growth in the year and asset gains arising from declining bond yields.

(c)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the year. Included within the policyholder liabilities for the general account and other business of $77,451 million at 31 December 2020 are $27.3 billion in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2020			31 Dec 2019
	Variable			Variable
	annuity	General		annuity	General
	separate	account		separate	account
	account	and other		account	and other
	liabilities	business	Total	liabilities	business	Total
	$m	$m	$m	$m	$m	$m
Policyholder liabilities	219,062	77,451	296,513	195,070	74,479	269,549

Expected maturity:	%	%	%	%	%	%
0 to 5 years	39	36	39	41	45	42
5 to 10 years	27	22	26	27	27	27
10 to 15 years	16	17	16	16	13	15
15 to 20 years	9	11	10	9	8	9
20 to 25 years	5	6	5	4	4	4
Over 25 years	4	8	4	3	3	3

Schedule of account values within ranges of minimum guaranteed interest rates

	Fixed annuities and the fixed account
	portion of variable annuities		Interest-sensitive life business
Minimum guaranteed interest rate	31 Dec 2020* $m	31 Dec 2019 $m	31 Dec 2020 $m	31 Dec 2019$m
> 0% - 1.0%	6,758	6,952	—	—
> 1.0% - 2.0%	302	12,994	—	—
> 2.0% - 3.0%	4,709	13,701	270	270
> 3.0% - 4.0%	623	1,561	2,819	3,018
> 4.0% - 5.0%	280	2,236	2,488	2,597
> 5.0% - 6.0%	73	278	2,045	2,031
Total	12,745	37,722	7,622	7,916

*    The decrease in 2020 compared to 2019 primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd as discussed in note D1.1.